COMMITMENTS (FY) (Details) - USD ($)		7 Months Ended
	Aug. 12, 2019	Dec. 31, 2019
COMMITMENTS [Abstract]
Cash underwriting discount (in dollars per share)	$ 0.20	$ 0.20
Underwriting fees	$ 5,000,000	$ 5,000,000
Deferred underwriting discount (in dollars per share)	$ 0.35	$ 0.35
Deferred underwriting fees	$ 8,750,000	$ 8,750,000